Capital and Funding - Summary of Financial Liabilities (Parenthetical) (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial liabilities [abstract]
Secured liabilities	€ 0	€ 5